Entity Information	12 Months Ended
Dec. 31, 2010
Entity information
Entity registrant name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity central index key	0001119639
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	No
Entity common stock, shares outstanding	7,442,454,142